COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Capital Lease Commitments) (Details)	Jun. 30, 2016 USD ($)
Commitments And Contingent Liabilities Schedule Of Minimum Capital Lease Commitments Details
2016	$ 23
2017	55
2018	55
2019	14
Total	$ 147